SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Deferred revenues, current	$ 0	$ 0
Deferred revenues, non-current	$ 943	$ 0